Note 5 - Accounts Receivable (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 0	$ 0	$ 0